Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future lease commitments
2019 (October 1 to December 31)	$7,559
Thereafter	-
Total future lease payments	$7,559

2019	$30,234
Thereafter	—
Total future lease payments	$30,234